Share Capital - Schedule of Reorganization Transaction (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026		Dec. 31, 2025
Schedule of Reorganization Transaction [Abstract]
Beginning Balance, Number of fully paid shares	54,084,183		1,000
Beginning Balance, amount	$ 5,409		$ 1,000
Issuance of shares to HCVI shareholders upon reverse capitalization (Note 4), Number of fully paid shares			4,807,469
Issuance of shares to HCVI shareholders upon reverse capitalization (Note 4), amount			$ 481
Impact of reverse capitalization (Note 4), Number of fully paid shares			48,868,960
Impact of reverse capitalization (Note 4), amount			$ 3,887
Issue of shares for promissory note, Number of fully paid shares,	1,045,575	[1]	406,754
Issue of shares for promissory note, amount	$ 105	[1]	$ 41
Issue of shares, Number of fully paid shares	554,675,000
Issue of shares, amount	$ 55
Ending balance, Number of fully paid shares	556,844		54,084,183
Ending balance, amount	$ 5,569		$ 5,409

[1]	A promissory note was issued for debt of US$3.5 million which settles the debt in 11 monthly instalments of $0.3m from November 2025 and a final instalment of US$0.2m in September 2026. The debt is settled in the equivalent number of shares. The Company can choose to settle the debt at any point, either in cash or in the equivalent number of shares. The balance payable of US$1.1m at period end is included in trade payables.